PROPERTY AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 466
Property, plant and equipment at end of period	644	$ 466
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,217	1,190
Additions	199	27
Property, plant and equipment at end of period	1,416	1,217
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	751	740
Additions	21	11
Property, plant and equipment at end of period	772	751
Computer [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Computer [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	110	110
Additions	0	0
Property, plant and equipment at end of period	110	110
Computer [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	110	110
Additions	0	0
Property, plant and equipment at end of period	110	110
Field [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	27
Property, plant and equipment at end of period	82	27
Field [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	87	60
Additions	75	27
Property, plant and equipment at end of period	162	87
Field [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	60	49
Additions	20	11
Property, plant and equipment at end of period	80	60
Office [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Office [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2	2
Additions	0	0
Property, plant and equipment at end of period	2	2
Office [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2	2
Additions	0	0
Property, plant and equipment at end of period	2	2
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	20
Property, plant and equipment at end of period	143	20
Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	599	599
Additions	124	0
Property, plant and equipment at end of period	723	599
Building [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	579	579
Additions	1	0
Property, plant and equipment at end of period	580	579
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	419
Property, plant and equipment at end of period	419	419
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	419	419
Additions	0	0
Property, plant and equipment at end of period	419	419
Land [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Additions	0	0
Property, plant and equipment at end of period	$ 0	$ 0